CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ 10,145	$ 197,474
Adjustments to reconcile net income to net cash used in operations:
Depletion, depreciation, amortization, and accretion	885,832	916,983
Change in Allowance for losses and write off of receivables	(46,961)	78,812
Deferred income tax benefit	(608,500)
Accrued interest expense on note payable and other current liabilities	53,013	23,727
Interest income on investments and notes receivable	(46,437)	(9,800)
Gain on asset sales	(5,834,293)
Stock-based compensation	2,499,000
Loss on exchange of debt for ORRI	316,531
Changes in operating assets and liabilities:
Accounts receivables	67,187	(50,236)
Prepaid and other assets	(25,051)	(20,884)
Accounts payable	(74,185)	367,267
Accrued expenses	(129,741)	26,158
Due to related parties	367,797
Asset retirement obligations settled		(297,244)
Other liabilities - current	(117,258)	(316,829)
Other liabilities - noncurrent		(151,524)
Net cash used in operating activities	(2,682,921)	763,904
Cash Flows from Investing Activities:
Purchase of restricted investments		(526,146)
Proceeds from sale of restricted investments	193,412	31,209
Purchase of property, plant and equipment, net	(3,581,736)	(7,141)
Purchase of interest in oil and natural gas properties	(394,796)	(3,647)
Proceeds from sale of interest in oil and natural gas properties	2,499,920
Net cash (used in) provided by investing activities	(1,283,200)	(505,725)
Cash Flows from Financing Activities:
Members' contributions prior to reorganization	145,500	190,000
Members' withdrawals prior to reorganization	(59,294)	(1,133,241)
Issuance of common stock	1,565,228
Proceeds from note payable	2,000,000
Repayment of note payable	(10,000)	(85,000)
Advances to related party		(46,342)
Repayment from related party	244,292	88,000
Proceeds from related party	360,000	242,577
Repayment to related party	(160,000)
Net cash provided by (used in) financing activities	4,085,726	(744,006)
Net Change in Cash	119,605	(485,827)
Cash - Beginning of period	405	486,232
Cash - End of period	120,010	405
Supplemental cash flow information:
Cash interest payments	111,322	86,276
Supplemental Non-Cash Investing and Financing Activities:
Asset retirement obligations incurred	85,802	50,419
Asset retirement obligations sold recorded as a reduction of oil and natural gas properties	3,407,818
Revisions to asset retirement obligations	(497,407)	140,331
ORRI interest acquired through an exchange of debt	652,560
Working interest acquired based on historical cost associated with the interest	122,527
Establishment of right to use asset		93,251
Partial purchase of note payable by related party	$ 70,000	$ 70,000